Summary of Significant Accounting Policies (Details) - Schedule of earnings per share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share [Line Items]
Net loss			$ (981,884)
Accretion of temporary equity to redemption value	$ (11,857,000)	$ (13,366,548,000)	(13,376,606)
Net loss including accretion of temporary equity to redemption value	$ (397,307,000)	$ (13,450,581,000)	$ (14,358,490)
Denominator:
Weighted-average shares outstanding (in Shares)	12,527,229,000	11,872,698,000	12,104,523,000	11,780,078,000
Basic and diluted net income (loss) per share (in Dollars per share)	$ (2)	$ (1.62)	$ (6.57)	$ (6.59)
Redeemable [Member]
Numerator:
Allocation of net loss including accretion of temporary equity	$ (302,628,000)	$ (5,492,495,000)	$ (10,451,084)
Accretion of temporary equity to redemption value	(11,857,000)	(13,366,548,000)	13,376,606
Allocation of net income (loss)	$ (290,771,000)	$ 7,874,053,000	$ 2,925,522
Denominator:
Weighted-average shares outstanding (in Shares)	13,300,000	2,306,667	10,589,315
Basic and diluted net income (loss) per share (in Dollars per share)			$ 0.28
Non-redeemable [Member]
Numerator:
Allocation of net loss including accretion of temporary equity			$ (3,907,406)
Accretion of temporary equity to redemption value
Allocation of net income (loss)			$ (3,907,406)
Denominator:
Weighted-average shares outstanding (in Shares)			3,959,088
Basic and diluted net income (loss) per share (in Dollars per share)			$ (0.99)